Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Segmented Information
Schedule of Non-current Assets

	December 31, 2022	December 31, 2021
Canada	$472,435	$587,684
United States	6,568,840	13,968,566
Mexico	63,116,991	61,434,031
	$70,158,266	$75,990,281